Consolidated Income Statement - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
CONTINUING OPERATIONS
Revenues	$ 1,405	$ 1,423	$ 2,925	$ 2,910
Operating expenses	(929)	(1,070)	(1,946)	(2,161)
Depreciation	(43)	(38)	(83)	(72)
Other operating gains, net	80	261	48	305
Operating profit	365	447	655	721
Finance costs, net:
Net interest expense	(52)	(37)	(97)	(72)
Other finance (costs) income	(13)	(18)	34	(29)
Income before tax and equity method investments	300	392	592	620
Share of post-tax losses in equity method investments	(153)	(138)	(207)	(251)
Tax expense	(16)	(47)	(63)	(48)
Earnings from continuing operations	131	207	322	321
Loss from discontinued operations, net of tax	(5)	(27)	(3)	(37)
Net earnings	126	180	319	284
Earnings attributable to common shareholders	$ 126	$ 180	$ 319	$ 284
Basic and diluted earnings per share:
From continuing operations	$ 0.26	$ 0.41	$ 0.65	$ 0.64
From discontinued operations	(0.01)	(0.05)	(0.01)	(0.08)
Basic and diluted earnings per share	$ 0.25	$ 0.36	$ 0.64	$ 0.56
Computer software [member]
CONTINUING OPERATIONS
Amortization	$ (118)	$ (104)	$ (229)	$ (209)
Other identifiable intangible assets [member]
CONTINUING OPERATIONS
Amortization	$ (30)	$ (25)	$ (60)	$ (52)